Schedule III-Real estate and accumulated depreciation - FP Land LLC (Details) (FP Land LLC, predecessor business, USD $)					12 Months Ended														12 Months Ended							12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Scripps Schuyler County, IL	Dec. 31, 2013 Weber Schuyler County, IL	Dec. 31, 2013 Crane Creek Schuyler County, IL	Dec. 31, 2013 Pumphouse East Schuyler County, IL	Dec. 31, 2013 Henninger Schuyler County, IL	Dec. 31, 2013 John's Shop (K. Jones and France) McDonough County, IL	Dec. 31, 2013 Adair FS McDonough County, IL	Dec. 31, 2013 Table Grove Fulton County, IL	Dec. 31, 2013 Ambrose Mason County, IL	Dec. 31, 2013 Big Pivot Mason County, IL	Dec. 31, 2013 Cleer Fulton County, IL	Dec. 31, 2013 Pella (Sullivan and Perdum) McDonough County, IL	Dec. 31, 2013 Pella Kelso (Sullivan 2) McDonough County, IL	Dec. 31, 2013 Copes Schuyler County, IL	Dec. 31, 2013 Stelter Mason County, IL	Dec. 31, 2013 Tazewell Tazewell County, IL	Dec. 31, 2013 Duncantown Fulton County, IL	Dec. 31, 2013 Bardolph McDonough County, IL	Dec. 31, 2013 Parr Fulton County, IL	Dec. 31, 2013 Pumphouse West Schuyler County, IL	Dec. 31, 2013 Curless Fulton County, IL	Dec. 31, 2013 Crabtree Mason County, IL	Dec. 31, 2013 Baca Co. Baca County, CO	Dec. 31, 2013 Busch Mason County, IL	Dec. 31, 2013 Kaufman McDonough County, IL	Dec. 31, 2013 Estep Mason County, IL	Dec. 31, 2013 Skien Fulton County, IL	Dec. 31, 2013 Dillworth McDonough County, IL	Dec. 31, 2013 Heap McDonough County, IL	Dec. 31, 2013 Stanbra/Zeller Butler County, NE	Dec. 31, 2013 Matulka Butler County, NE	Dec. 31, 2013 Zeagers Butler County, NE	Dec. 31, 2013 Beckerdite Schuyler County, IL	Dec. 31, 2013 Kelly Butler County, NE	Dec. 31, 2013 McFadden MD McDonough County, IL	Dec. 31, 2013 McFadden SC Schuyler County, IL	Dec. 31, 2013 Symond Mason County, IL	Dec. 31, 2013 Smith McDonough County, IL
Real estate and accumulated depreciation
Encumbrances		$ 36,070,000			$ 1,652,000	$ 816,000	$ 1,250,000		$ 1,490,000	$ 1,742,000	$ 483,000	$ 385,000	$ 516,000	$ 2,191,000	$ 2,444,000	$ 3,274,000	$ 739,000	$ 836,000	$ 1,501,000	$ 920,000	$ 777,000	$ 1,026,000	$ 385,000		$ 1,604,000	$ 508,000	$ 996,000	$ 706,000	$ 2,740,000	$ 223,000		$ 737,000	$ 529,000	$ 537,000	$ 600,000	$ 796,000	$ 769,000	$ 255,000	$ 480,000	$ 194,000	$ 1,281,000	$ 688,000
Initial Cost to Company
Land		34,693,000			644,000	271,000	448,000	102,000	700,000	801,000	322,000	203,000	290,000	1,423,000	1,290,000	2,981,000	668,000	684,000	1,003,000	902,000	693,000	1,120,000	398,000	1,500,000	1,750,000	442,000	819,000	725,000	2,572,000	200,000	321,000	923,000	527,000	1,539,000	1,881,000	1,109,000	991,000	742,000	610,000	252,000	1,700,000	1,147,000
Improvements		1,101,000			93,000	73,000	100,000	59,000	110,000	97,000	36,000	44,000	38,000	60,000						34,000						38,000	94,000			16,000	24,000	53,000	37,000		55,000	40,000
Total		35,794,000			737,000	344,000	548,000	161,000	810,000	898,000	358,000	247,000	328,000	1,483,000	1,290,000	2,981,000	668,000	684,000	1,003,000	936,000	693,000	1,120,000	398,000	1,500,000	1,750,000	480,000	913,000	725,000	2,572,000	216,000	345,000	976,000	564,000	1,539,000	1,936,000	1,149,000	991,000	742,000	610,000	252,000	1,700,000	1,147,000
Cost Capitalized Subsequent to Acquisition
Improvements		3,012,000												30,000	1,058,000	456,000			146,000								55,000								1,051,000			94,000			122,000
Gross Amount at Which Carried at Close of Period
Land		34,693,000			644,000	271,000	448,000	102,000	700,000	801,000	322,000	203,000	290,000	1,423,000	1,290,000	2,981,000	668,000	684,000	1,003,000	902,000	693,000	1,120,000	398,000	1,500,000	1,750,000	442,000	819,000	725,000	2,572,000	200,000	321,000	923,000	527,000	1,539,000	1,881,000	1,109,000	991,000	742,000	610,000	252,000	1,700,000	1,147,000
Improvements		4,113,000			93,000	73,000	100,000	59,000	110,000	97,000	36,000	44,000	38,000	90,000	1,058,000	456,000			146,000	34,000						38,000	149,000			16,000	24,000	53,000	37,000		1,106,000	40,000		94,000			122,000
Total		38,806,000	37,156,000	27,391,000	737,000	344,000	548,000	161,000	810,000	898,000	358,000	247,000	328,000	1,513,000	2,348,000	3,437,000	668,000	684,000	1,149,000	936,000	693,000	1,120,000	398,000	1,500,000	1,750,000	480,000	968,000	725,000	2,572,000	216,000	345,000	976,000	564,000	1,539,000	2,987,000	1,149,000	991,000	836,000	610,000	252,000	1,822,000	1,147,000
Accumulated Depreciation		450,000	302,000	177,000	19,000	14,000	16,000	9,000	16,000	14,000	5,000	6,000	5,000	25,000	88,000	79,000			27,000	11,000						8,000	24,000			1,000	1,000	2,000	1,000		71,000	2,000		3,000			3,000
Life on Which Depreciation in Latest Income Statements is Computed					65 years	65 years	65 years	65 years	65 years	65 years	50 years	50 years	50 years	50 years	25 years	25 years			30 years	21 years						24 years	16 years			50 years	50 years	50 years	50 years		25 years	20 years		25 years			25 years
U.S. federal income tax		34,088,000
Mortgage notes	$ 42,059,137	$ 43,065,237	$ 36,198,731